UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C. 20549

FORM 13F

Form 13F Cover Page

Report for the Calendar Year or Quarter Ended: June 30, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one):	[  ] is a restatement
	[  ] adds new holdings entries

Institutional Investment Manager Filing this Report:
Name:	UAS Asset Management
Address:	441 Lexington Avenue #1220
	New York, NY 10017

Form 13F File Number: 28-

The institutional investment manger filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person signing this report on behalf of Reporting Manager:

Name:	Ali Granmayeh
Title:	Managing Director
Phone:	212-983-5822
Signature,	Place, 	and Date of Signing:
ALI GRANMAYEH	New York, NY	May 15, 2007

Report Type (Check only one):
	[ X ] 13F HOLDINGS REPORT
	[   ] 13F NOTICE
	[   ] 13F COMBINATION REPORT

List of Other Managers Reporting for this Manager:   NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	34

Form 13F Information Table Value Total:	$131,109


List of Other Included Mangers:	N/A

FORM 13F INFORMATION TABLE
6/30/2007			Value	SHARES /	SH /	PUT /	INVSTMT	OTHER		VOTING AUTHORITY
NAME OF ISSUER	TITLE OF CLASS	Cusip	"(X $1,000)"	PRN AMT	PRN	CALL	DISCRETN	MANAGERS	SOLE	SHARED	NONE

AFLAC INC	COM	001055102	"5,472"	" 106,450 "	SH		SOLE			" 106,450 "
ALEXANDER & BALDWIN INC	COM	014482103	"2,883"	" 54,290 "	SH		SOLE			" 54,290 "
ALLSTATE CORP	COM	020002101	615	" 10,000 "	SH		SOLE			" 10,000 "
AMERICAN EXPRESS COMPANY	COM	025816109	"9,389"	" 153,468 "	SH		SOLE			" 153,468 "
AMERICAN INTERNATIONAL GROUP INC	COM	026874107	"4,224"	" 60,310 "	SH		SOLE			" 60,310 "
ANHEUSER BUSCH COS INC	COM	035229103	"5,537"	" 106,155 "	SH		SOLE			" 106,155 "
BERKSHIRE HATHAWAY HLDG CO CL B COM	COM	084670207	"15,657"	" 4,343 "	SH		SOLE			" 4,343 "
BERKSHIRE HATHAWAY INC DEL CL A	COM	084670108	"10,619"	 97 	SH		SOLE			 97
CANADIAN NATURAL RES LTD	COM	136385101	"4,777"	" 71,775 "	SH		SOLE			" 71,775 "
CITIGROUP INC COM	COM	172967101	"3,949"	" 77,001 "	SH		SOLE			" 77,001 "
COCA COLA COMPANY	COM	191216100	"1,990"	" 38,047 "	SH		SOLE			" 38,047 "
COUNTRYWIDE FINL CORP COM	COM	222372104	718	" 19,750 "	SH		SOLE			" 19,750 "
DELTA FINANCIAL CORP	COM	247918105	313	" 25,500 "	SH		SOLE			" 25,500 "
ENERGIZER HLDGS INC COM	COM	29266R108	"7,759"	" 77,900 "	SH		SOLE			" 77,900 "
FEDEX CORP COM	COM	31428X106	"5,778"	" 52,070 "	SH		SOLE			" 52,070 "
FIRST AMERN CORP CALIF COM FORMERLY FIRST 	COM	318522307	"6,459"	" 130,475 "	SH		SOLE			" 130,475 "
GENERAL ELECTRIC CO COM	COM	369604103	335	" 8,751 "	SH		SOLE			" 8,751 "
GOLDMAN SACHS GROUP INC COM	COM	38141G104	"6,778"	" 31,270 "	SH		SOLE			" 31,270 "
HOME DEPOT INC COM	COM	437076102	"3,888"	" 98,812 "	SH		SOLE			" 98,812 "
JOHNSON & JOHNSON COM	COM	478160104	"6,659"	" 108,058 "	SH		SOLE			" 108,058 "
LEHMAN BROTHERS HOLDINGS INC COMMON	COM	524908100	775	" 10,400 "	SH		SOLE			" 10,400 "
LEUCADIA NATIONAL CORP	COM	527288104	"1,391"	" 39,450 "	SH		SOLE			" 39,450 "
MARKEL CORP COM	COM	570535104	"1,158"	" 2,390 "	SH		SOLE			" 2,390 "
MERCK & CO INC	COM	589331107	473	" 9,500 "	SH		SOLE			" 9,500 "
MORGAN STANLEY COM NEW	COM	617446448	832	" 9,915 "	SH		SOLE			" 9,915 "
MUELLER WTR PRODS INC SER A COM	COM	624758108	578	" 33,900 "	SH		SOLE			" 33,900 "
PFIZER INC COM	COM	717081103	"2,301"	" 90,000 "	SH		SOLE			" 90,000 "
PROCTER & GAMBLE CO	COM	742718109	769	" 12,569 "	SH		SOLE			" 12,569 "
PULTE HOMES INC	COM	745867101	"1,143"	" 50,930 "	SH		SOLE			" 50,930 "
SEARS HLDGS CORP COM	COM	812350106	"1,009"	" 5,950 "	SH		SOLE			" 5,950 "
SUNCOR ENERGY INC	COM	867229106	"4,993"	" 55,335 "	SH		SOLE			" 55,335 "
TATA MTRS LTD SPON ADR.	ADR	876568502	205	" 12,500 "	SH		SOLE			" 12,500 "
USG CORP (NEW) COMMON STOCK	COM	903293405	"11,065"	" 225,625 "	SH		SOLE			" 225,625 "
WELLS FARGO & CO NEW COM	COM	949746101	619	" 17,600 "	SH		SOLE			" 17,600 "